Going Concern	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Going Concern
Going Concern

Note 4: Going Concern

As of May 31, 2020, the Company had cash of $10.8 million and a working capital surplus of $3.4 million. During the nine months ended May 31, 2020, the Company used approximately $10.6 million of cash from its continuing operations and repaid $1.2 million of convertible notes, after receiving $9.5 million of cash from the Asset Sale described below, and closed an underwritten public offering and receiving $10.3 million, net of offering costs. The Company has incurred recurring losses resulting in an accumulated deficit of $111.2 million as of May 31, 2020. The recurring losses and cash used in operations raise substantial doubt as to its ability to continue as going concern within one year from issuance date of the financial statements.

Historically, the Company’s principal source of financing has come through the sale of its common stock and issuance of convertible notes.  The Company successfully completed an IPO on The Nasdaq Stock Market LLC (“Nasdaq”) on June 29, 2017, raising a total of $12 million ($10.9 million net of costs). In June 2018, the Company completed a private placement of 8% senior secured convertible notes to institutional investors raising $9 million of gross proceeds ($8.4 million net of costs). In March 2019, the Company completed a private placement of senior secured notes to institutional investors raising $3.75 million ($3.3 million net of costs). Between September 1, 2019 and May 22, 2020 all convertible notes outstanding as of August 31, 2019 were repaid or converted into equity. On May 26, 2020, the Company successfully completed an underwritten public offering raising a total of $12 million ($10.3 million net of costs) and closed an additional $1.35 million ($1.24 million net of costs) between June 1, 2020 and July 7, 2020 pursuant to the underwriter’s overallotment.

The Company's plans and expectations for the next 12 months include raising additional capital to help fund expansion of its operations, including the continued development and support of its IT and HR platform. The Company engaged an investment banking firm to assist the Company in (i) preparing information materials, (ii) advising the Company concerning the structure, price and conditions and (iii) organizing the marketing efforts with potential investors in connection with a financing transaction.

In January 2020, the Company assigned approximately 88% of its customer contracts in exchange for $9.7 million in cash at closing and received an additional $1.0 million of cash, net of $0.9 million of cash transferred, and expects to receive an additional $7.5 million over the four years following the closing of the Asset Sale, subject to certain closing conditions. The Company transferred $1.6 million of working capital, including $0.9 million of cash. The business transferred represented approximately $6.0 million of the Company’s annualized gross profit.

The Company continues to experience significant growth in the number of WSEs, which would generate additional administrative fees that would offset the current level of operational cash burn. The Company retained the high growth business which accounted for over 100% of billings and revenue growth.  The Company also retained the rights to monetize the existing pool of WSEs and has begun to roll out its delivery and scheduling applications to its customers.

The Company has and will be impacted by the COVID-19 pandemic. The current business focus is on providing payroll services for the restaurant and hospitality industries which have seen a significant reduction in payroll and consequently a reduction in payroll processing fees. Between March 1, 2020 and May 31, 2020, the number of our billed clients has been reduced by approximately 20% as a result of workforce reduction from our clients. To date, some of our clients have received Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) benefits to offset this reduction, but not at significant levels, and our business has been impacted since the COVID-19 lockdown starting in March 2020. If the lockdown continues, our clients delay hiring or rehiring employees, or if our clients shut down operations, our ability to generate operational cash flows may be significantly impaired.

The Company’s management believes, but cannot be certain, that the Company’s current cash position, along with its revenue growth and the financing from potential institutional investors will be sufficient to fund its operations for at least a year from the date these financials are available. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months from the date of this Report, the Company may need to curtail certain aspects of its operations or expansion activities, consider the sale of additional assets, or consider other means of financing. The Company can give no assurance that it will be successful in implementing its business plan and obtaining financing on terms advantageous to the Company, or that any such additional financing will be available to the Company. These condensed consolidated financial statements do not include any adjustments for this uncertainty.

Note 4: Going Concern

As of August 31, 2019, the Company had cash of $1.6 million and a working capital deficiency of $15.9 million. During the year ended August 31, 2019, the Company used approximately $2.1 million of cash in its operations, of which 9.5 million was used in continuing operations and $7.4 million was provided by discontinued operations. Cash used in continuing operations consisted of a net loss of $24.7 million, reduced by net non-cash charges of $10.6 million and working capital changes of $4.6 million. Cash provided by discontinued operations consisted of income of $6.0 million and $1.4 million in working capital changes.  For the most recent quarter ending August 31, 2019, cash flows used in operations were $0.5 million. The Company has incurred recurring losses resulted in an accumulated deficit of $45 million as of August 31, 2019. These conditions raise substantial doubt as to the Company’s ability to continue as going concern within one year from issuance date of the financial statements.

The ability of the Company to continue as a going concern is dependent upon generating profitable operations in the future and obtaining additional funds by way of public or private offering to meet the Company’s obligations and repay its liabilities when they become due. The Company has a recurring revenue business model that generated $12.4 million of gross profit for the year of which $3.6 million is attributable to the fourth fiscal quarter. Approximately 12% or of the recurring business gross profit represents continuing operations. On an annualized basis, a projected twelve-month gross profit based solely on the fourth quarter would be $14.4 million in total or approximately $1.7 million from continuing operations.. For the year ended August 31, 2019, the Company had $17.0 million of continuing operating expenses, of which $1.4 million was non-cash depreciation and share based compensation. Of the remaining $15.6 million, $4.9 million was for software development and marketing related spending for the HRIS and mobile application systems, including licensing and related salaries and consulting fees, with an additional $1.4 million for legal services, settlements and costs.

The Company’s plans and expectations for the next 12 months include raising additional capital to help fund expansion of its operations, including the continued development and support of its IT and HR platform and settling its outstanding debt as it comes due. The Company engaged an investment banking firm to assist the Company in (i) preparing information materials, (ii) advising the Company concerning the structure, price and conditions and (iii) organizing the marketing efforts with potential investors in connection with a financing transaction. With the added development and marketing investment into the mobile application, the Company anticipates the need to raise additional capital coupled with using its actual cash position and continue leveraging its payables until it reaches breakeven at about 25,000 worksite employees.

Historically, the Company’s principal source of financing has come through the sale of its common stock and issuance of convertible notes. The Company successfully completed an Initial Public Offering (IPO) on NASDAQ on June 29, 2017, raising a total of $12 million ($10.9 million net of costs). In June 2018, the Company completed a private placement of 8% senior secured convertible notes to institutional investors raising $9 million of gross proceeds ($8.4 million net of costs). In March 2019, the Company completed a private placement of senior secured notes to institutional investors raising $3.75 million ($3.3 million net of costs).

The Company believes that its current cash position, along with its revenue growth and the financing from potential institutional investors will be sufficient to fund its operations for at least a year from the date these financials are available. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months from the date of this report, the Company may need to curtail certain aspects of its operations or expansion activities, consider the sale of its assets, or consider other means of financing. The Company can give no assurance that it will be successful in implementing its business plan and obtaining financing on terms advantageous to the Company or that any such additional financing would be available to the Company. As such, these conditions raise substantial doubt as to its ability to continue as a going concern within one year from the issuance date of the financial statements. These consolidated financial statements do not include any adjustments from this uncertainty.